Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance of trade accounts receivable	$ 22	$ 22	$ 49
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	130,000,000	130,000,000	130,000,000
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	3,022,073	2,280,407	907,187
Common stock, shares outstanding	3,022,073	2,280,407	907,187